Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [LineItems]
Profit for the year	£ 380	£ 244	£ 178
Items that may be reclassified to the income statement
Net exchange differences on translation of foreign operations	(177)	330	(6)
Currency translation adjustment disposed	(122)	(5)	4
Attributable tax	0	4	10
Items that are not reclassified to the income statement
Fair value gains on other financial assets	1	18	4
Attributable tax	0	1	(1)
Remeasurement of retirement benefit obligations	(85)	54	149
Attributable tax	20	(12)	(61)
Other comprehensive (expense)/income for the year	(363)	390	99
Total comprehensive income for the year	17	634	277
Attributable to:
Equity holders of the company	16	630	276
Non-controlling interest	£ 1	£ 4	£ 1